SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash
Total cash balances held at financial institutions	¥ 568,739,787	¥ 111,990,151
Minimum
Cash
Original maturities of term deposit	3 months
Maximum
Cash
Original maturities of term deposit	1 year
PRC
Cash
Total cash balances held at financial institutions	¥ 301,112,759	74,682,672
PRC | Denominated in RMB
Cash
Total cash balances held at financial institutions	145,529,365	51,157,225
PRC | Denominated in USD
Cash
Total cash balances held at financial institutions	155,583,394	23,525,190
PRC | Denominated in EUR
Cash
Total cash balances held at financial institutions		257
United States
Cash
Total cash balances held at financial institutions	4,038,742	37,307,479
United States | Denominated in USD
Cash
Total cash balances held at financial institutions	4,038,742	¥ 37,307,479
Hong Kong SAR
Cash
Total cash balances held at financial institutions	263,588,286
Hong Kong SAR | Denominated in USD
Cash
Total cash balances held at financial institutions	¥ 263,588,286